Financial Instruments	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 4 - Financial Instruments

The table below shows the fair value measurements by level for Genmab’s financial assets measured at fair value through profit or loss:

	Note	June 30, 2026				December 31, 2025
Assets Measured at Fair Value		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest rate swaps	1,8	—	10	—	10	—	—	—	—
Other investments		9	2	25	36	9	2	26	37
Derivative Financial Instruments
Derivative financial instruments consists exclusively of interest rate swaps and are based on quotes from the market makers that derive fair values from market data and are classified as Level 2. The non-current portion of $3 million and the current portion of $7 million are recorded in the Condensed Consolidated Balances sheets in Receivables & other non-current assets and Receivables & other current assets, respectively. Refer to Note 1 and Note 8 in this interim report for further details regarding Genmab’s derivative financial instruments.

Other Investments
Other investments primarily consist of investments in certain strategic investment funds. Genmab’s share of the fair value of these fund investments is determined based on the valuation of the underlying investments included in the fund. Investments in publicly traded equity securities included in these strategic investment funds are valued based on the most recent sale price or official closing price reported on the exchange or over-the-counter market on which they trade, while investments in non-publicly traded equity securities are based on other factors, including but not limited to, type of the security, the size of the holding, the initial cost of the security, the price and extent of public trading in similar securities of the comparable companies, an analysis of the company's or issuer's financial statements and with respect to debt securities, the maturity and creditworthiness. As such, these fund investments have been characterized as Level 3 investments as fair values are based on significant unobservable inputs.

There were no transfers into or out of Level 3 during the first six months of 2026 or 2025. Acquisitions (capital calls), distributions and fair value changes on Level 3 investments in 2026 and 2025 were as follows:

Other Investments
Fair value at December 31, 2024	25
Acquisitions	3
Fair value changes	(3)
Fair value at June 30, 2025	25
Acquisitions	1
Fair value at December 31, 2025	26
Acquisitions	4
Distributions	(5)
Fair value at June 30, 2026	25
Refer to Note 4.3 and Note 4.4 in the Annual Report for further details regarding Genmab’s marketable securities and other investments.